Borrowings - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Covenant compliance	As of December 31, 2016, Navios Partners was in compliance with the financial covenants and/or the prepayment and/or the cure provisions as applicable in each of its credit facilities.
July 2012 Credit Facility, September 2014 Credit Facility, April 2015 Credit Facility and June 2016 Credit Facility
Debt Instrument [Line Items]
Restrictive covenants	The July 2012 Credit Facility, the September 2014 Credit Facility, the April 2015 Credit Facility and the June 2016 Credit Facility contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners' vessels; changing the commercial and technical management of Navios Partners' vessels; selling or changing the beneficial ownership or control of Navios Partners' vessels; not maintaining Navios Holdings' (or its affiliates) ownership in Navios Partners of at least 15.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement.
Description of violation or event of default	The July 2012 Credit Facility, the September 2014 Credit Facility, the April 2015 Credit Facility and the June 2016 Credit Facility also require compliance with a number of financial covenants, including: (i) maintain a required security amount ranging over 105% to 140%; (ii) minimum free consolidated liquidity of $15,000 as at December 31, 2016 and at least the higher of $20,000 and the aggregate of interest and principal falling due during the previous six months all the other times; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00 : 1.00; (iv) maintain a ratio of total liabilities to total assets (as defined in our credit facilities) ranging of less than 0.75 or 0.80: 1.00; and (v) maintain a minimum net worth to $135,000 for the periods prior to any distributions by the Company. It is an event of default under the credit facilities if such covenants are not complied with in accordance with the terms and subject to the prepayment or cure provision of each facility.
Minimum net worth required for compliance	$ 135,000
Minimum free consolidated liquidity	15,000
July 2012 Credit Facility, September 2014 Credit Facility, April 2015 Credit Facility and June 2016 Credit Facility | Previous six months all other times
Debt Instrument [Line Items]
Minimum free consolidated liquidity	$ 20,000
Term Loan B including addition
Debt Instrument [Line Items]
Restrictive covenants	The July 2012 Credit Facility, the September 2014 Credit Facility, the April 2015 Credit Facility and the June 2016 Credit Facility contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners' vessels; changing the commercial and technical management of Navios Partners' vessels; selling or changing the beneficial ownership or control of Navios Partners' vessels; not maintaining Navios Holdings' (or its affiliates) ownership in Navios Partners of at least 15.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement.
Description of violation or event of default	The Term Loan B Agreement also provides for customary events of default, prepayment and cure provisions.
Minimum | July 2012 Credit Facility, September 2014 Credit Facility, April 2015 Credit Facility and June 2016 Credit Facility
Debt Instrument [Line Items]
Loan to value ratio	80.00%
Ratio of EBITDA to interest expense	200.00%
Security cover ratio	105.00%
Minimum | Navios Holdings | July 2012 Credit Facility, September 2014 Credit Facility, April 2015 Credit Facility and June 2016 Credit Facility
Debt Instrument [Line Items]
Ownership percentage of Navios Holdings	15.00%
Maximum | July 2012 Credit Facility, September 2014 Credit Facility, April 2015 Credit Facility and June 2016 Credit Facility
Debt Instrument [Line Items]
Loan to value ratio	100.00%
Security cover ratio	140.00%
Maximum | July 2012 Credit Facility, September 2014 Credit Facility, April 2015 Credit Facility and June 2016 Credit Facility | During the last quarter prior to any distribution declaration
Debt Instrument [Line Items]
Total Liabilities to Total Assets ratio	0,75 or 0,8